EATON VANCE MUNICIPAL BOND FUND Supplement to Prospectus dated May 2, 2005

EATON VANCE SOUTH CAROLINA MUNICIPALS FUND Supplement to Prospectus dated May 2, 2005

EATON VANCE NEW YORK MUNICIPALS FUND EATON VANCE OHIO MUNICIPALS FUND Supplement to Prospectus dated May 30, 2005

Effective November 1, 2005, William H. Ahern will be the portfolio manager of Eaton Vance Ohio Municipals Fund, Craig R. Brandon will be the portfolio manager of Eaton Vance New York Municipals Fund, Cynthia J. Clemson will be the portfolio manager of Eaton Vance Municipal Bond Fund and Thomas M. Metzold will be the portfolio manager of Eaton Vance South Carolina Municipals Fund. Messrs. Ahern and Metzold and Ms. Clemson have been Eaton Vance portfolio managers for more than 5 years, and are Vice Presidents of Eaton Vance and Boston Management & Research. Mr. Brandon was appointed an Eaton Vance portfolio manager in 2004 and was a municipal credit analyst at Eaton Vance for more than five years. He has been a Vice President of Eaton Vance and BMR since 2001.

November 1, 2005

NYOSCMPS

EATON VANCE MUNICIPAL BOND FUND

Supplement to Statement of Additional Information dated May 2, 2005

1. The following replaces the table and first two paragraphs under "Portfolio Manager" in "Investment Advisory and Administrative Services":

The portfolio manager of the Fund is Cynthia J. Clemson. The portfolio manager manages other investment copmanies and/or investment accounts in addition to the Fund. The following table shows, as of September 30, 2005, the number of accounts the portfolio manager managed in each of the listed categories and the total assets in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts.

*In millions of dollars. For registered investment companies, assets represent net assets of all open-end investment companies and gross assets of all closed-end investment companies.

Ms. Clemson did not own any shares of the Fund as of September 30, 2005.

November 1, 2005

EATON VANCE NEW YORK MUNICIPALS FUND EATON VANCE OHIO MUNICIPALS FUND Supplement to Statement of Additional Information dated May 30, 2005

1. The following replaces the table relating to "New York Fund" and "Ohio Fund" under "Portfolio Managers" in
"Investment Advisory and Administrative Services":

*In millions of dollars. For registered investment companies, assets represent net assets of all open-end investment companies and gross assets of all closed-end investment companies.
**As of September 30, 2005.

2. The following replaces the table relating to ownership of Fund shares under "Portfolio Managers" in "Investment
Advisory and Administrative Services":

*As of September 30, 2005.

November 1, 2005

EATON VANCE SOUTH CAROLINA MUNICIPALS FUND Supplement to Statement of Additional Information dated May 2, 2005

1. The following replaces the table relating to "South Carolina Fund" under "Portfolio Managers" in "Investment
Advisory and Administrative Services":

*In millions of dollars. For registered investment companies, assets represent net assets of all open-end investment companies and gross assets of all closed-end investment companies.
**As of September 30, 2005.

2. The following replaces the table relating to ownership of Fund shares under "Portfolio Managers" in "Investment
Advisory and Administrative Services":

*As of September 30, 2005.

November 1, 2005